METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
A PROFESSIONAL LIMITED LIABILITY COMPANY
ATTORNEYS, MEDIATORS & COUNSELORS

Steven C. Metzger	2626 Cole Avenue, Suite 900
Direct Dial 214-740-5030	Dallas, Texas 75204-1083	Facsimile 214-523-3838
smetzger@pmklaw.com	214-969-7600	214-969-7635
www.pmklaw.com

May 23, 2005

Via EDGAR

The Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	First Equity Properties, Inc., CIK No. 0000726516; Commission File No. 000-11777

Gentlemen:

      On behalf of First Equity Properties, Inc., we are delivering for filing with the Commission Amendment No. 1 to Form 10-K for the fiscal year ended December 31, 2004. Amendment No. 1 is filed under cover of Form 10-K/A, amending the original filing in order to correct minor errors on three pages, which includes an explanation of the changes and attaches replacement for inclusion in the Form 10-K bearing the same page numbers as the original pages. The enclosed filing does not materially change any information in the original Form 10-K as filed, nor does it involve any restatement of any financial information.

      Any questions relating to the enclosed filing may be addressed to the undersigned at the address and telephone set forth above.

Very truly yours,

/s/ Steven C. Metzger

Steven C. Metzger

SCM:ag
Enclosure

cc:	Ken L. Joines
First Equity Properties, Inc.